Subsidiaries exempt from audit	12 Months Ended
Mar. 31, 2019
Subsidiaries exempt from audit
Subsidiaries exempt from audit

33. Subsidiaries exempt from audit

The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 March 2019.

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Name	Registration number
AAA (Euro) Limited	3056112
Aspective Limited	3866545
Astec Communications Limited	2023193
Cable & Wireless Aspac Holdings Limited	4705342
Cable & Wireless CIS Services Limited	2964774
Cable & Wireless Europe Holdings Limited	4659719
Cable & Wireless Global Business Services Limited	3537591
Cable & Wireless Global Holding Limited	3740694
Cable & Wireless UK Holdings Limited	3840888
Cable & Wireless Worldwide Limited	7029206
Cable & Wireless Worldwide Voice Messaging Limited	1981417
Cable and Wireless Nominee Limited	3249884
Central Communications Group Limited	4625248
Energis (Ireland) Limited	NI035793
Energis Communications Limited	2630471
Energis Squared Limited	3037442
Legend Communications Limited	3923166
London Hydraulic Power Company	ZC000055
MetroHoldings Limited	3511122
ML Integration Group Limited	3252903
ML Integration Services Limited	4087040
Pinnacle Cellular Group Limited	SC123629
Pinnacle Cellular Limited	SC127133
Project Telecom Holdings Limited	3891879
Singlepoint (4U) Limited	2795597
The Eastern Leasing Company Limited	1672832
Thus Group Holdings Limited	SC192666
Thus Group Limited	SC226738
Voda Limited	1847509
Vodafone (New Zealand) Hedging Limited	4158469
Vodafone (Scotland) Limited	SC170238
Vodafone 2	4083193
Vodafone 4 UK	6357658
Vodafone 5 Limited	6688527
Vodafone 5 UK	2960479
Vodafone 6 UK	8809444
Vodafone Americas 4	6389457
Vodafone Benelux Limited	4200960
Vodafone Business Solutions Limited	2186565
Vodafone Cellular Limited	896318
Vodafone-Central Limited	1913537
Vodafone Connect Limited	2225919
Vodafone Consolidated Holdings Limited	5754561
Vodafone Corporate Limited	1786055
Vodafone Corporate Secretaries Limited	2357692
Vodafone Distribution Holdings Limited	3357115
Vodafone Enterprise Corporate Secretaries Limited	2303594
Vodafone Enterprise Equipment Limited	1648524
Vodafone Enterprise Europe (UK) Limited	3137479
Vodafone Euro Hedging Limited	3954207
Vodafone Euro Hedging Two	4055111
Vodafone Europe UK	5798451
Vodafone European Investments	3961908
Vodafone European Portal Limited	3973442
Vodafone Finance Luxembourg Limited	5754479
Vodafone Finance Sweden	2139168
Vodafone Finance UK Limited	3922620
Vodafone Financial Operations	4016558
Vodafone Global Content Services Limited	4064873
Vodafone Hire Limited	2936653
Vodafone Holdings Luxembourg Limited	4200970
Vodafone Intermediate Enterprises Limited	3869137
Vodafone International Holdings Limited	2797426
Vodafone International Operations Limited	2797438
Vodafone Investment UK	5798385
Vodafone Investments Limited	1530514
Vodafone IP Licensing Limited	6846238
Vodafone Marketing UK	6858585
Vodafone Mobile Communications Limited	3942221
Vodafone Mobile Enterprises Limited	3961390
Vodafone Mobile Network Limited	3961482
Vodafone Nominees Limited	1172051
Vodafone Oceania Limited	3973427
Vodafone Overseas Finance Limited	4171115
Vodafone Overseas Holdings Limited	2809758
Vodafone Panafon UK	6326918
Vodafone Partner Services Limited	4012582
Vodafone Property Investments Limited	3903420
Vodafone Retail (Holdings) Limited	3381659
Vodafone Retail Limited	1759785
Vodafone UK Limited	2227940
Vodafone Worldwide Holdings Limited	3294074
Vodafone Yen Finance Limited	4373166
Vodaphone Limited	2373469
Vodata Limited	2502373
Woodend Group Limited	SC140935
Your Communications Group Limited	4171876